GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill Software And Other Intagibles Tables [Abstract]
GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)

	2012
	Opening	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2012			2012
	(EUR in millions)
International	363	61	(123)	301
Turkish Operations	2,293	86	-	2,379
Insurance	3	-	-	3
Other	32	-	-	32
Total	2,691	147	(123)	2,715

	2013
	Opening	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2013			2013
	(EUR in millions)
International	301	(33)	(9)	259
Turkish Operations	2,379	(487)	-	1,892
Insurance	3	-	-	3
Other	32	-	-	32
Total	2,715	(520)	(9)	2,186

	2012			2013
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in millions)
Gross carrying amount	635	397	1,032	658	347	1,005
Accumulated amortization	(433)	(191)	(624)	(471)	(201)	(672)
Net book value	202	206	408	187	146	333